Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 1,910,153	$ 1,763,114
Accounts receivable	67,994	41,431
Inventories	34,446	37,435
Prepaid expenses and other current assets	4,089	49,167
Total current assets	2,016,682	1,891,147
Equipment, net of depreciation	59,315
Other non-current assets, net of amortization	36,729	19,157
Total assets	2,112,726	1,910,304
Current liabilities:
Accounts payable and accrued expenses	200,103	324,983
Officer bonus	80,000
Convertible notes payable	560,000
Discount on convertible notes payable, net of amortization	(398,910)
Derivative warrant liability	663,560
Line of credit	50,000
Deposits		135,000
Total current liabilities	1,154,753	459,983
Long-term liabilities:
Convertible notes payable	5,250,668	3,245,972
Discount on convertible notes payable and line of credit, net of amortization	(3,522,497)	(2,937,019)
Total liabilities	2,882,924	768,936
COMMITMENTS, CONTINGENCIES (Note 9)
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred Series A, $.00067 Par Value, 50,000,000 Shares Authorized, -0- Shares Issued and Outstanding, at December 31, 2015 and December 31, 2016, respectively.	0	0
Common stock, $.00067 Par Value, 200,000,000 Shares Authorized, 85,648,015 and 92,975,970 Shares Issued, at December 31, 2015 and December 31, 2016, respectively.	62,179	57,236
Additional paid-in capital	90,609,774	84,410,821
Accumulated other comprehensive loss	(81,694)	(40,567)
Accumulated deficit	(91,915,426)	(84,075,695)
Total Biolargo Inc. and Subsidiaries stockholders’ equity (deficit)	(1,325,167)	351,795
Non-controlling interest (Note 8)	554,969	789,573
Total stockholders’ equity (deficit)	(770,198)	1,141,368
Total liabilities and stockholders’ equity	$ 2,112,726	$ 1,910,304